Inventories	6 Months Ended
Jun. 30, 2021
Inventories [Abstract]
Inventories
4.	Inventories:

The amounts in the accompanying interim unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Lubricants	1,282	591
Bunkers	1,788	4,059
Total	3,070	4,650